UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® Global Growth Fund

7/31/10
Quarterly portfolio holdings

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 1.2%
United Technologies Corp.	35,230	$2,504,855

Alcoholic Beverages – 4.0%
Companhia de Bebidas das Americas, ADR	23,230	$2,537,181
Diageo PLC	175,420	3,047,131
Heineken N.V.	40,840	1,848,353
Pernod Ricard S.A.	12,850	1,005,733

		$8,438,398

Apparel Manufacturers – 3.9%
Compagnie Financiere Richemont S.A.	54,062	$2,109,648
Li & Fung Ltd.	368,200	1,687,534
LVMH Moet Hennessy Louis Vuitton S.A.	22,470	2,741,360
NIKE, Inc., “B”	22,830	1,681,201

		$8,219,743

Broadcasting – 0.5%
Publicis Groupe	23,950	$1,079,413

Brokerage & Asset Managers – 5.8%
Charles Schwab Corp.	130,620	$1,931,870
CME Group, Inc.	4,840	1,349,392
Deutsche Boerse AG	31,710	2,219,865
Franklin Resources, Inc.	31,160	3,134,073
ICAP PLC	344,370	2,166,876
Nomura Holdings, Inc.	281,200	1,565,567

		$12,367,643

Business Services – 7.6%
Accenture Ltd., “A”	85,910	$3,405,472
Cognizant Technology Solutions Corp., “A” (a)	23,310	1,271,794
Dun & Bradstreet Corp.	35,120	2,400,803
Intertek Group PLC	81,060	2,005,870
MasterCard, Inc., “A”	20,160	4,234,406
Verisk Analytics, Inc., “A” (a)	41,220	1,223,822
Visa, Inc., “A”	21,460	1,574,091

		$16,116,258

Chemicals – 1.1%
Monsanto Co.	40,350	$2,333,844

Computer Software – 2.8%
Autodesk, Inc. (a)	39,000	$1,152,060
Oracle Corp. (s)	200,400	4,737,456

		$5,889,516

Computer Software - Systems – 5.8%
Acer, Inc.	1,165,510	$3,120,781
Apple, Inc. (a)	11,440	2,942,940
EMC Corp. (a)	57,380	1,135,550
International Business Machines Corp.	26,270	3,373,068
Konica Minolta Holdings, Inc.	173,500	1,827,478

		$12,399,817

Consumer Products – 4.8%
Beiersdorf AG	16,980	$1,005,694
Church & Dwight Co., Inc.	28,850	1,911,890
Colgate-Palmolive Co.	34,800	2,748,504
Procter & Gamble Co.	36,250	2,217,050
Reckitt Benckiser Group PLC	45,400	2,226,232

		$10,109,370

1

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.2%
Danaher Corp.	97,470	$3,743,823
Schneider Electric S.A.	26,267	3,029,341

		$6,773,164

Electronics – 5.4%
Hoya Corp.	82,800	$1,970,447
Microchip Technology, Inc.	73,340	2,233,203
Samsung Electronics Co. Ltd.	4,060	2,779,705
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	356,438	3,600,024
Tokyo Electron Ltd.	18,200	977,464

		$11,560,843

Energy - Independent – 0.9%
INPEX Corp.	412	$2,012,431

Energy - Integrated – 2.3%
Chevron Corp.	19,330	$1,473,139
Exxon Mobil Corp.	12,490	745,403
Hess Corp.	24,840	1,331,176
Suncor Energy, Inc.	38,630	1,273,450

		$4,823,168

Food & Beverages – 4.8%
Groupe Danone	66,415	$3,725,056
Mead Johnson Nutrition Co., “A”	24,720	1,313,621
Nestle S.A.	49,148	2,429,799
PepsiCo, Inc.	40,990	2,660,661

		$10,129,137

Food & Drug Stores – 1.3%
Tesco PLC	437,859	$2,684,025

Internet – 2.2%
Google, Inc., “A” (a)	9,570	$4,640,015

Major Banks – 6.8%
Bank of New York Mellon Corp.	96,140	$2,410,230
Credit Suisse Group AG	58,470	2,662,779
HSBC Holdings PLC	241,616	2,449,191
Julius Baer Group Ltd.	83,535	2,922,963
Standard Chartered PLC	91,339	2,640,039
State Street Corp.	37,110	1,444,321

		$14,529,523

Medical & Health Technology & Services – 0.9%
Fresenius Medical Care AG & Co. KGaA	19,700	$1,080,922
Patterson Cos., Inc.	33,030	881,240

		$1,962,162

Medical Equipment – 6.9%
Becton, Dickinson & Co.	19,900	$1,369,120
DENTSPLY International, Inc.	63,580	1,908,672
Essilor International S.A.	18,080	1,130,926
Medtronic, Inc.	46,280	1,710,972
Sonova Holding AG	17,061	2,070,184
St. Jude Medical, Inc. (a)	27,180	999,409
Synthes, Inc.	23,400	2,691,101
Thermo Fisher Scientific, Inc. (a)	33,690	1,511,333
Waters Corp. (a)	19,120	1,226,739

		$14,618,456

2

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 2.1%
BHP Billiton PLC	146,000	$4,470,807

Network & Telecom – 2.5%
Cisco Systems, Inc. (a)(s)	225,900	$5,211,513

Oil Services – 3.0%
National Oilwell Varco, Inc.	44,000	$1,723,040
Schlumberger Ltd. (s)	79,330	4,732,828

		$6,455,868

Other Banks & Diversified Financials – 2.8%
Banco Santander Brasil S.A., ADR	228,900	$3,048,948
China Construction Bank	1,772,000	1,503,377
HDFC Bank Ltd.	31,910	1,462,545

		$6,014,870

Pharmaceuticals – 5.9%
Abbott Laboratories	21,140	$1,037,551
Allergan, Inc.	18,800	1,147,928
Bayer AG	53,193	3,057,984
Johnson & Johnson	41,180	2,392,146
Roche Holding AG	18,470	2,402,501
Teva Pharmaceutical Industries Ltd., ADR	51,720	2,526,522

		$12,564,632

Printing & Publishing – 0.7%
MSCI, Inc., “A” (a)	46,220	$1,491,519

Specialty Chemicals – 5.7%
Akzo Nobel N.V.	49,680	$2,926,594
L’Air Liquide S.A.	9,419	1,060,137
Linde AG	12,080	1,415,998
Praxair, Inc.	32,420	2,814,704
Shin-Etsu Chemical Co. Ltd.	48,800	2,431,669
Symrise AG	56,679	1,410,750

		$12,059,852

Specialty Stores – 2.6%
Esprit Holdings Ltd.	399,530	$2,507,510
Industria de Diseno Textil S.A.	27,280	1,804,159
Staples, Inc.	55,510	1,128,518

		$5,440,187

Telecommunications - Wireless – 0.9%
MTN Group Ltd.	116,040	$1,860,235

Total Common Stocks		$208,761,264

Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value	3,249,132	$3,249,132

Total Investments		$212,010,396

Other Assets, Less Liabilities – 0.1%		261,290

Net Assets – 100.0%		$212,271,686

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At July 31, 2010, the value of securities pledged amounted to $180,959. At July 31, 2010, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

3

MFS Global Growth Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Growth Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$208,761,264	$—	$—	$208,761,264
Mutual Funds	3,249,132	—	—	3,249,132

Total Investments	$212,010,396	$—	$—	$212,010,396

For further information regarding security characteristics, see the Portfolio of Investments.

Of the Level 1 investments presented above, equity investments amounting to $67,454,285 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

5

MFS Global Growth Fund

Supplemental Information (Unaudited) 7/31/10 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$214,745,548

Gross unrealized appreciation	$13,235,211
Gross unrealized depreciation	(15,970,363)

Net unrealized appreciation (depreciation)	$(2,735,152)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,379,498	40,474,239	(41,604,605)	3,249,132

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,483	$3,249,132

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31,2010, are as follows:

United States	47.4%
United Kingdom	10.2%
Switzerland	8.1%
France	6.5%
Japan	5.1%
Germany	4.8%
Taiwan	3.2%
Brazil	2.6%
Netherlands	2.2%
Other Countries	9.9%

6

# MFS® Strategic Income Fund

7/31/10
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10

Issuer	Shares/Par	Value ($)
Bonds – 97.3%
Aerospace – 0.5%
BE Aerospace, Inc., 8.5%, 2018	$260,000	$282,750
Bombardier, Inc., 7.5%, 2018 (n)	470,000	499,375
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	375,000	301,875
Oshkosh Corp., 8.25%, 2017	105,000	109,725
Oshkosh Corp., 8.5%, 2020	155,000	162,363

		$1,356,088

Airlines – 0.3%
American Airlines Pass-Through Trust, 7.377%, 2019	$199,927	$169,938
Continental Airlines, Inc., 7.339%, 2014	485,020	478,957
Delta Air Lines, Inc., 7.711%, 2011	130,000	133,081
GOL Finance LLP, 9.25%, 2020 (z)	101,000	102,263

		$884,239

Apparel Manufacturers – 0.2%
Hanesbrands, Inc., 8%, 2016	$265,000	$277,256
Phillips-Van Heusen Corp., 7.375%, 2020	185,000	192,863

		$470,119

Asset-Backed & Securitized – 4.7%
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2019 (z)	$467,034	$337,665
Anthracite Ltd., CDO, 6%, 2037 (z)	1,200,000	60,000
Arcap REIT, Inc., CDO, “H”, 6.074%, 2045 (d)(z)	900,000	58,500
Bank of Nova Scotia, 1.45%, 2013 (n)	1,310,000	1,316,293
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040 (z)	517,858	218,122
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	309,175	309,175
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	995,181	1,055,660
Compagnie de Financement Foncier, FRN, 1.262%, 2012 (n)	1,900,000	1,896,426
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018 (z)	829,364	663,491
Crest Ltd., CDO, 7%, 2040	407,000	20,350
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	721,907	748,559
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	529,723	542,632
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	429,667	163,274
Falcon Franchise Loan LLC, FRN, 3.078%, 2023 (i)(z)	2,816,093	134,328
Falcon Franchise Loan LLC, FRN, 3.965%, 2025 (i)(z)	2,821,488	227,694
First Union-Lehman Brothers Bank of America, FRN, 0.428%, 2035 (i)	12,642,090	234,602
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	347,742	365,610
GMAC LLC, FRN, 6.02%, 2033 (z)	1,758,000	1,723,300
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	770,000	806,661
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (z)	310,000	312,168
KKR Financial CLO Ltd., “C”, FRN, 1.886%, 2021 (n)	523,730	379,704
Morgan Stanley Capital I, Inc., 1.258%, 2039 (i)(z)	9,193,423	303,383
Prudential Securities Secured Financing Corp., FRN, 7.275%, 2013 (z)	875,000	847,333
Salomon Brothers Mortgage Securities, Inc., FRN, 6.747%, 2032 (z)	1,075,000	1,142,804

		$13,867,734

Automotive – 1.2%
Accuride Corp., 9.5%, 2018 (z)	$125,000	$127,500
Allison Transmission, Inc., 11%, 2015 (n)	385,000	413,875
Ford Motor Credit Co. LLC, 12%, 2015	1,778,000	2,116,193
General Motors Corp., 7.125%, 2013 (d)	285,000	95,119
Goodyear Tire & Rubber Co., 10.5%, 2016	405,000	453,600
Johnson Controls, Inc., 5.25%, 2011	290,000	295,571

		$3,501,858

Basic Industry – 0.1%
TriMas Corp., 9.75%, 2017 (n)	$285,000	$291,056

Broadcasting – 2.0%
Allbritton Communications Co., 8%, 2018 (n)	$155,000	$154,613

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Broadcasting – continued
CBS Corp., 5.75%, 2020		$260,000	$285,075
Entravision Communications Corp., 8.75%, 2017 (z)		75,000	75,750
Gray Television, Inc., 10.5%, 2015 (n)		105,000	103,950
Inmarsat Finance PLC, 7.375%, 2017 (n)		380,000	389,500
Intelsat Jackson Holdings Ltd., 9.5%, 2016		1,060,000	1,131,550
Lamar Media Corp., 6.625%, 2015		335,000	333,325
Lamar Media Corp., “C”, 6.625%, 2015		130,000	128,050
LBI Media, Inc., 8.5%, 2017 (z)		190,000	164,588
Local TV Finance LLC, 10%, 2015 (p)(z)		451,118	384,077
Newport Television LLC, 13%, 2017 (n)(p)		298,179	231,658
News America, Inc., 6.4%, 2035		890,000	962,110
News America, Inc., 6.9%, 2039		251,000	289,560
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (n)(p)		383,041	333,145
Nexstar Broadcasting Group, Inc., 7%, 2014		126,000	116,550
Salem Communications Corp., 9.625%, 2016		75,000	79,125
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		130,000	135,850
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		180,000	185,400
Univision Communications, Inc., 12%, 2014 (n)		145,000	159,138
Univision Communications, Inc., 10.5%, 2015 (n)(p)		352,960	304,678

			$5,947,692

Brokerage & Asset Managers – 1.1%
BlackRock, Inc., 3.5%, 2014		$700,000	$733,247
E*TRADE Financial Corp., 7.875%, 2015		225,000	214,875
E*TRADE Financial Corp., 12.5%, 2017		75,000	84,375
Janus Capital Group, Inc., 6.95%, 2017		375,000	384,976
Nuveen Investments, Inc., 10.5%, 2015		115,000	112,988
TD AMERITRADE Holding Corp., 5.6%, 2019		1,600,000	1,712,485

			$3,242,946

Building – 1.6%
Associated Materials, Inc., 11.25%, 2014		$355,000	$363,875
Building Materials Holding Corp., 7%, 2020 (n)		290,000	292,175
CEMEX Finance LLC, 9.5%, 2016 (n)		726,000	706,035
CEMEX Finance LLC, 9.625%, 2017 (n)	EUR	150,000	185,908
CRH PLC, 8.125%, 2018		$590,000	705,951
Lafarge S.A., 6.15%, 2011		1,320,000	1,360,445
Masco Corp., 7.125%, 2020		125,000	127,290
Nortek, Inc., 11%, 2013		571,377	609,945
Ply Gem Industries, Inc., 11.75%, 2013		190,000	201,875

			$4,553,499

Business Services – 0.4%
First Data Corp., 9.875%, 2015		$460,000	$370,300
Interactive Data Corp., 10.25%, 2018 (z)		110,000	113,850
Iron Mountain, Inc., 6.625%, 2016		320,000	320,800
Iron Mountain, Inc., 8.375%, 2021		130,000	138,125
SunGard Data Systems, Inc., 10.25%, 2015		318,000	333,900

			$1,276,975

Cable TV – 2.2%
Cablevision Systems Corp., 8.625%, 2017 (n)		$210,000	$225,488
CCH II LLC, 13.5%, 2016		90,000	106,875
Charter Communications Holding Co. LLC, 10.875%, 2014 (n)		585,000	655,200
Charter Communications Holding Co. LLC, 7.875%, 2018 (n)		75,000	78,563
Charter Communications Holding Co. LLC, 8.125%, 2020 (n)		50,000	52,875
CSC Holdings LLC, 8.5%, 2014		410,000	442,800
CSC Holdings LLC, 8.5%, 2015		150,000	161,438

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
DIRECTV Holdings LLC, 5.875%, 2019	$370,000	$411,427
EchoStar Corp., 7.125%, 2016	235,000	241,463
Insight Communications Co., Inc., 9.375%, 2018 (z)	175,000	185,063
Mediacom LLC, 9.125%, 2019	285,000	289,275
Myriad International Holdings B.V., 6.375%, 2017 (z)	751,000	771,653
TCI Communications, Inc., 9.8%, 2012	841,000	942,060
Time Warner Cable, Inc., 8.25%, 2019	920,000	1,155,491
Videotron LTEE, 6.875%, 2014	190,000	193,325
Virgin Media Finance PLC, 9.125%, 2016	350,000	376,250
Virgin Media Finance PLC, 9.5%, 2016	155,000	174,375

		$6,463,621

Chemicals – 2.1%
Ashland, Inc., 9.125%, 2017	$500,000	$568,125
Braskem S.A., 7%, 2020 (z)	710,000	717,100
Dow Chemical Co., 8.55%, 2019	1,410,000	1,760,911
Hexion Specialty Chemicals, Inc., 9.75%, 2014	260,000	259,025
Hexion U.S. Finance Corp., 8.875%, 2018	315,000	303,581
Lumena Resources Corp., 12%, 2014 (n)	492,000	435,420
Lyondell Chemical Co., 11%, 2018	198,097	213,202
Momentive Performance Materials, Inc., 12.5%, 2014	325,000	367,938
Momentive Performance Materials, Inc., 11.5%, 2016	182,000	169,260
Nalco Finance Holdings, Inc., 9%, 2014	450,000	461,813
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	347,000	355,976
Solutia, Inc., 7.875%, 2020	385,000	405,694

		$6,018,045

Computer Software – 0.2%
Oracle Corp., 5.375%, 2040 (n)	$607,000	$617,456

Computer Software - Systems – 0.1%
Dupont Fabros Technology, Inc., 8.5%, 2017	$255,000	$271,256

Conglomerates – 0.1%
Amsted Industries, Inc., 8.125%, 2018 (z)	$180,000	$184,500

Construction – 0.5%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$227,000	$242,890
Corporacion GEO S.A.B. de C.V., 9.25%, 2020 (z)	111,000	120,158
Lennar Corp., 5.125%, 2010	1,110,000	1,110,000

		$1,473,048

Consumer Products – 1.1%
ACCO Brands Corp., 10.625%, 2015	$30,000	$33,300
ACCO Brands Corp., 7.625%, 2015	135,000	129,600
Central Garden & Pet Co., 8.25%, 2018	200,000	203,000
Easton-Bell Sports, Inc., 9.75%, 2016	160,000	168,400
Fortune Brands, Inc., 5.125%, 2011	1,235,000	1,256,073
Hasbro, Inc., 6.125%, 2014	200,000	217,170
Jarden Corp., 7.5%, 2017	320,000	328,800
Libbey Glass, Inc., 10%, 2015 (n)	240,000	255,600
Visant Holding Corp., 8.75%, 2013	205,000	209,100
Whirlpool Corp., 8%, 2012	429,000	469,684

		$3,270,727

Consumer Services – 1.2%
KAR Holdings, Inc., 10%, 2015	$110,000	$114,400
KAR Holdings, Inc., FRN, 4.465%, 2014	170,000	160,225
Service Corp. International, 7%, 2017	975,000	989,625
Service Corp. International, 7.625%, 2018	312,000	326,040

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Ticketmaster Entertainment, Inc., 10.75%, 2016	$195,000	$206,700
Western Union Co., 5.4%, 2011	1,610,000	1,691,352

		$3,488,342

Containers – 0.7%
Crown Americas LLC, 7.75%, 2015	$250,000	$262,500
Graham Packaging Holdings Co., 9.875%, 2014	450,000	466,875
Greif, Inc., 6.75%, 2017	915,000	937,875
Owens-Illinois, Inc., 7.375%, 2016	185,000	198,413
Reynolds Group, 7.75%, 2016 (n)	105,000	109,725

		$1,975,388

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,403,052
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	434,071
ManTech International Corp., 7.25%, 2018 (n)	200,000	204,000
MOOG, Inc., 7.25%, 2018	90,000	90,675

		$2,131,798

Electronics – 0.3%
Freescale Semiconductor, Inc., 8.875%, 2014	$125,000	$120,625
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	130,000	138,450
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	185,000	191,013
Jabil Circuit, Inc., 7.75%, 2016	260,000	279,500
NXP B.V., 7.875%, 2014	145,000	146,088

		$875,676

Emerging Market Quasi-Sovereign – 2.7%
IIRSA Norte Finance Ltd., 8.75%, 2024	$540,827	$619,247
KazMunaiGaz Finance B.V., 11.75%, 2015 (n)	507,000	639,454
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	176,000	213,101
KazMunaiGaz Finance B.V., 7%, 2020 (n)	101,000	108,828
Majapahit Holding B.V., 7.75%, 2020 (n)	595,000	688,713
Petroleos Mexicanos, 6%, 2020 (n)	384,000	409,920
Petroleos Mexicanos, 5.5%, 2021 (z)	618,000	635,922
Qatari Diar Finance Q.S.C., 5%, 2020 (z)	939,000	946,512
Qtel International Finance Ltd., 7.875%, 2019 (n)	178,000	209,518
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	890,000	973,055
State Bank of India, 4.5%, 2015 (z)	430,000	435,762
VEB Finance Ltd., 6.902%, 2020 (z)	727,000	768,076
VTB Capital S.A., 6.465%, 2015 (n)	375,000	385,800
Waha Aerospace B.V., 3.925%, 2020 (z)	763,000	765,594

		$7,799,502

Emerging Market Sovereign – 0.7%
Dominican Republic, 7.5%, 2021 (n)	$100,000	$105,217
Republic of Argentina, FRN, 0.389%, 2012	626,288	573,673
Republic of Philippines, 6.375%, 2034	599,000	658,900
Republic of South Africa, 5.5%, 2020	615,000	658,050
Republic of Turkey, 5.625%, 2021	115,000	118,738

		$2,114,578

Energy - Independent – 2.9%
Anadarko Petroleum Corp., 5.95%, 2016	$210,000	$202,590
Anadarko Petroleum Corp., 8.7%, 2019	60,000	64,579
Chaparral Energy, Inc., 8.875%, 2017	370,000	357,050
EnCana Corp., 6.5%, 2019	470,000	555,214
Hilcorp Energy I LP, 9%, 2016 (n)	455,000	480,025
Newfield Exploration Co., 6.625%, 2014	255,000	261,375
Newfield Exploration Co., 6.625%, 2016	270,000	281,138

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
OPTI Canada, Inc., 8.25%, 2014	$530,000	$460,438
Penn Virginia Corp., 10.375%, 2016	810,000	891,000
Petrohawk Energy Corp., 10.5%, 2014	135,000	150,525
Pioneer Natural Resources Co., 6.875%, 2018	280,000	292,197
Pioneer Natural Resources Co., 7.5%, 2020	725,000	780,477
Plains Exploration & Production Co., 7%, 2017	580,000	573,475
Questar Market Resources, Inc., 6.8%, 2020	631,000	639,808
Quicksilver Resources, Inc., 8.25%, 2015	280,000	290,500
Quicksilver Resources, Inc., 9.125%, 2019	175,000	190,750
Range Resources Corp., 8%, 2019	215,000	230,588
Range Resources Corp., 6.75%, 2020	275,000	276,031
SandRidge Energy, Inc., 8%, 2018 (n)	535,000	535,000
Southwestern Energy Co., 7.5%, 2018	280,000	313,600
Talisman Energy, Inc., 7.75%, 2019	120,000	149,856
Williams Cos., Inc., FRN, 2.533%, 2010 (n)	630,000	629,737

		$8,605,953

Energy - Integrated – 1.0%
CCL Finance Ltd., 9.5%, 2014 (n)	$365,000	$425,225
CCL Finance Ltd., 9.5%, 2014	243,000	283,095
Cenovus Energy, Inc., 4.5%, 2014	320,000	344,904
Hess Corp., 8.125%, 2019	270,000	347,336
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	465,000	511,500
Petro-Canada, 5%, 2014	860,000	941,351

		$2,853,411

Entertainment – 0.3%
AMC Entertainment, Inc., 11%, 2016	$285,000	$304,950
AMC Entertainment, Inc., 8.75%, 2019	270,000	283,500
Cinemark USA, Inc., 8.625%, 2019	385,000	400,400

		$988,850

Financial Institutions – 2.4%
CIT Group, Inc., 7%, 2014	$350,000	$340,375
CIT Group, Inc., 7%, 2017	845,000	796,413
CIT Group, Inc., 10.25%, 2017	495,000	512,325
General Electric Capital Corp., 6%, 2019	300,000	332,069
General Electric Capital Corp., 5.5%, 2020	710,000	765,864
General Electric Capital Corp., FRN, 0.474%, 2012	770,000	754,248
GMAC, Inc., 6.75%, 2014	945,000	940,275
GMAC, Inc., 8%, 2031	600,000	585,750
International Lease Finance Corp., 5.625%, 2013	460,000	434,700
International Lease Finance Corp., 8.75%, 2017 (n)	460,000	469,200
Nationstar Mortgage LLC, 10.875%, 2015 (z)	130,000	108,713
ORIX Corp., 5.48%, 2011	970,000	1,003,245

		$7,043,177

Food & Beverages – 2.2%
Anheuser-Busch InBev S.A., 7.75%, 2019 (n)	$1,100,000	$1,369,930
ARAMARK Corp., 8.5%, 2015	240,000	248,100
B&G Foods, Inc., 7.625%, 2018	200,000	206,750
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)	179,000	182,580
Constellation Brands, Inc., 7.25%, 2016	145,000	151,163
Del Monte Foods Co., 6.75%, 2015	360,000	369,000
Kraft Foods, Inc., 6.125%, 2018	720,000	837,348
Miller Brewing Co., 5.5%, 2013 (n)	1,370,000	1,504,772
Pinnacle Foods Finance LLC, 9.25%, 2015	360,000	372,150
Smithfield Foods, Inc., 7.75%, 2017	150,000	146,438

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Food & Beverages – continued
TreeHouse Foods, Inc., 7.75%, 2018		$305,000	$322,156
Tyson Foods, Inc., 7.85%, 2016		560,000	618,100

			$6,328,487

Forest & Paper Products – 1.1%
Boise, Inc., 8%, 2020		$280,000	$289,800
Buckeye Technologies, Inc., 8.5%, 2013		200,000	203,000
Cascades, Inc., 7.75%, 2017		185,000	192,400
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)		111,000	115,440
Georgia-Pacific Corp., 7.125%, 2017 (n)		255,000	265,519
Georgia-Pacific Corp., 8%, 2024		510,000	555,900
Georgia-Pacific Corp., 7.25%, 2028		85,000	84,575
Graphic Packaging International Corp., 9.5%, 2013		132,000	134,310
JSG Funding PLC, 7.75%, 2015		25,000	25,250
Millar Western Forest Products Ltd., 7.75%, 2013		530,000	466,400
Sappi Papier Holding GmbH, 6.75%, 2012 (z)		85,000	84,894
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	261,738
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$542,000	554,195

			$3,233,421

Gaming & Lodging – 1.6%
Firekeepers Development Authority, 13.875%, 2015 (n)		$270,000	$315,900
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		315,000	788
Gaylord Entertainment Co., 6.75%, 2014		250,000	240,000
GWR Operating Partnership LLP, 10.875%, 2017 (n)		200,000	202,500
Harrah’s Operating Co., Inc., 11.25%, 2017		565,000	610,200
Harrah’s Operating Co., Inc., 10%, 2018		3,000	2,524
Harrah’s Operating Co., Inc., 10%, 2018		133,000	111,886
Host Hotels & Resorts, Inc., 6.75%, 2016		285,000	289,275
Host Hotels & Resorts, Inc., 9%, 2017		265,000	290,838
Marriott International, Inc., 5.625%, 2013		630,000	672,648
MGM Mirage, 10.375%, 2014		45,000	49,725
MGM Mirage, 11.125%, 2017		120,000	136,200
MGM Mirage, 11.375%, 2018 (n)		250,000	236,250
MGM Mirage, 9%, 2020 (n)		250,000	262,500
Penn National Gaming, Inc., 8.75%, 2019		270,000	282,150
Pinnacle Entertainment, Inc., 7.5%, 2015		235,000	227,950
Royal Caribbean Cruises Ltd., 7%, 2013		105,000	107,363
Royal Caribbean Cruises Ltd., 11.875%, 2015		70,000	82,600
Station Casinos, Inc., 6%, 2012 (d)		225,000	4,500
Station Casinos, Inc., 6.5%, 2014 (d)		620,000	1,550
Station Casinos, Inc., 6.875%, 2016 (d)		1,060,000	1,304
Wyndham Worldwide Corp., 6%, 2016		380,000	385,230
Wynn Las Vegas LLC, 7.75%, 2020 (z)		125,000	126,719

			$4,640,600

Industrial – 1.1%
Altra Holdings, Inc., 8.125%, 2016		$190,000	$191,663
Aquilex Corp., 11.125%, 2016 (n)		60,000	61,800
Baldor Electric Co., 8.625%, 2017		480,000	508,800
Great Lakes Dredge & Dock Corp., 7.75%, 2013		230,000	232,875
Johns Hopkins University, 5.25%, 2019		1,180,000	1,326,261
Johnsondiversey Holdings, Inc., 8.25%, 2019 (n)		165,000	173,250
RBS Global, Inc. & Rexnord LLC, 8.5%, 2018 (n)		81,000	81,810
Steelcase, Inc., 6.5%, 2011		589,000	600,375

			$3,176,834

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Insurance – 3.0%
Allianz AG, 5.5%, 2049	EUR	947,000	$1,209,401
American International Group, Inc., 8.175%, to 2038, FRN to 2058		$520,000	449,800
ING Groep N.V., 5.775% to 2015, FRN to 2049		2,010,000	1,638,150
Lincoln National Corp., 7%, 2040		590,000	642,682
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	452,000
Metropolitan Life Global Funding, 2.875%, 2012 (n)		830,000	851,024
Metropolitan Life Global Funding, 5.125%, 2014 (n)		430,000	471,847
Principal Financial Group, Inc., 8.875%, 2019		650,000	811,897
Prudential Financial, Inc., 6.2%, 2015		660,000	731,990
Prudential Financial, Inc., 5.375%, 2020		530,000	550,609
Unum Group, 7.125%, 2016		870,000	957,319

			$8,766,719

Insurance - Property & Casualty – 1.3%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,035,000	$1,095,804
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	356,674
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2058 (n)		435,000	476,325
PartnerRe Ltd., 5.5%, 2020		583,000	579,589
USI Holdings Corp., 9.75%, 2015 (z)		320,000	300,800
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		1,095,000	996,450

			$3,805,642

International Market Quasi-Sovereign – 3.2%
Bank of Ireland, 2.75%, 2012 (n)		$560,000	$557,389
Canada Housing Trust, 4.6%, 2011 (n)	CAD	500,000	504,309
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	1,303,596
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,146,177
Irish Life & Permanent PLC, 3.6%, 2013 (n)		1,300,000	1,302,249
LeasePlan Corp. N.V., 3%, 2012 (n)		470,000	484,471
Lloyds TSB Bank PLC, FRN, 1.534%, 2012 (n)		1,000,000	1,012,482
Royal Bank of Scotland PLC, FRN, 1.121%, 2012 (n)		1,497,000	1,498,305
Swedbank AB, 2.8%, 2012 (n)		300,000	307,631
Vestjysk Bank A/S, FRN, 1.089%, 2013 (z)		710,000	709,061
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	546,751

			$9,372,421

International Market Sovereign – 12.6%
Dutch Government, 3.75%, 2014	EUR	1,775,000	$2,510,652
Federal Republic of Germany, 3.75%, 2015	EUR	1,633,000	2,324,462
Federal Republic of Germany, 4.25%, 2018	EUR	1,127,000	1,659,604
Federal Republic of Germany, 6.25%, 2030	EUR	788,000	1,455,821
Government of Bermuda, 5.603%, 2020 (z)		$295,000	307,476
Government of Canada, 4.5%, 2015	CAD	476,000	509,818
Government of Canada, 5.75%, 2033	CAD	86,000	109,644
Government of Japan, 1.5%, 2012	JPY	119,000,000	1,412,254
Government of Japan, 1.3%, 2014	JPY	258,000,000	3,112,213
Government of Japan, 1.7%, 2017	JPY	362,000,000	4,504,739
Government of Japan, 2.2%, 2027	JPY	117,000,000	1,467,857
Government of Japan, 2.4%, 2037	JPY	124,000,000	1,605,501
Kingdom of Belgium, 5.5%, 2017	EUR	704,000	1,074,479
Kingdom of Spain, 4.6%, 2019	EUR	400,000	542,102
Kingdom of the Netherlands, 5.5%, 2028	EUR	206,000	344,251
Republic of Austria, 4.65%, 2018	EUR	460,000	678,235
Republic of France, 4.75%, 2012	EUR	788,000	1,110,830
Republic of France, 6%, 2025	EUR	666,000	1,142,371
Republic of France, 4.75%, 2035	EUR	908,000	1,398,969
Republic of Ireland, 4.6%, 2016	EUR	1,014,000	1,351,998
Republic of Italy, 4.75%, 2013	EUR	1,614,000	2,240,292

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Italy, 5.25%, 2017	EUR	2,179,000	$3,182,867
United Kingdom Treasury, 8%, 2015	GBP	827,000	1,672,031
United Kingdom Treasury, 8%, 2021	GBP	302,000	671,550
United Kingdom Treasury, 4.25%, 2036	GBP	428,000	667,970

			$37,057,986

Local Authorities – 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$828,971
Province of Ontario, 5.45%, 2016		745,000	864,348

			$1,693,319

Machinery & Tools – 0.6%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,163,825
Case Corp., 7.25%, 2016		145,000	151,525
Case New Holland, Inc., 7.875%, 2017 (n)		350,000	366,625
Rental Service Corp., 9.5%, 2014		195,000	200,363

			$1,882,338

Major Banks – 5.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$1,840,000	$1,288,000
Bank of America Corp., 7.375%, 2014		460,000	527,456
Bank of America Corp., 8% to 2018, FRN to 2049		355,000	357,261
Bank of New York Mellon Corp., 4.3%, 2014		1,110,000	1,202,577
Barclays Bank PLC, 5.125%, 2020		770,000	798,697
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		226,000	196,620
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	567,000
Commonwealth Bank of Australia, 5%, 2019 (n)		760,000	805,526
Credit Suisse New York, 5.5%, 2014		650,000	715,566
Goldman Sachs Group, Inc., 6%, 2014		450,000	496,509
Goldman Sachs Group, Inc., 7.5%, 2019		804,000	934,184
JPMorgan Chase Capital XXII, 6.45%, 2037		616,000	602,450
JPMorgan Chase Capital XXVII, 7%, 2039		161,000	166,651
Macquarie Group Ltd., 6%, 2020 (n)		933,000	980,507
Merrill Lynch & Co., Inc., 6.4%, 2017		400,000	432,392
Morgan Stanley, 6.75%, 2011		640,000	665,490
Morgan Stanley, 6%, 2014		620,000	674,905
Morgan Stanley, 7.3%, 2019		250,000	282,209
Morgan Stanley, 5.625%, 2019		420,000	426,911
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		145,000	98,600
Royal Bank of Scotland Group PLC, FRN, 7.648%, 2049		505,000	422,938
Standard Chartered PLC, 3.85%, 2015 (n)		850,000	876,042
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)		1,187,000	1,151,390
Wells Fargo & Co., 7.98% to 2018, FRN to 2049		405,000	417,150

			$15,087,031

Medical & Health Technology & Services – 3.5%
Biomet, Inc., 10%, 2017		$190,000	$210,425
Biomet, Inc., 11.625%, 2017		290,000	325,163
Capella Healthcare, Inc., 9.25%, 2017 (n)		60,000	62,700
Cardinal Health, Inc., 5.8%, 2016		840,000	952,905
Community Health Systems, Inc., 8.875%, 2015		610,000	638,975
Cooper Cos., Inc., 7.125%, 2015		265,000	264,006
DaVita, Inc., 6.625%, 2013		123,000	124,691
DaVita, Inc., 7.25%, 2015		753,000	772,766
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		185,000	207,200
HCA, Inc., 9.25%, 2016		1,240,000	1,339,200
HCA, Inc., 8.5%, 2019		205,000	226,525
HealthSouth Corp., 8.125%, 2020		420,000	426,300

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Hospira, Inc., 5.55%, 2012	$450,000	$478,406
Hospira, Inc., 6.05%, 2017	490,000	552,836
McKesson Corp., 5.7%, 2017	370,000	421,574
Owens & Minor, Inc., 6.35%, 2016	710,000	721,170
Psychiatric Solutions, Inc., 7.75%, 2015	100,000	103,250
Psychiatric Solutions, Inc., 7.75%, 2015	175,000	180,906
Tenet Healthcare Corp., 9.25%, 2015	470,000	497,025
U.S. Oncology, Inc., 10.75%, 2014	350,000	363,125
United Surgical Partners International, Inc., 8.875%, 2017	85,000	87,125
United Surgical Partners International, Inc., 9.25%, 2017 (p)	130,000	133,900
Universal Hospital Services, Inc., 8.5%, 2015 (p)	475,000	480,938
Universal Hospital Services, Inc., FRN, 4.134%, 2015	90,000	76,950
Vanguard Health Systems, Inc., 8%, 2018	320,000	320,000
VWR Funding, Inc., 10.25%, 2015 (p)	359,125	370,797

		$10,338,858

Metals & Mining – 1.2%
Arch Western Finance LLC, 6.75%, 2013	$295,000	$296,475
Cloud Peak Energy, Inc., 8.25%, 2017 (n)	275,000	287,375
Cloud Peak Energy, Inc., 8.5%, 2019 (n)	285,000	299,250
CONSOL Energy, Inc., 8%, 2017 (n)	195,000	207,188
CONSOL Energy, Inc., 8.25%, 2020 (n)	130,000	139,750
FMG Finance Ltd., 10.625%, 2016 (n)	310,000	353,400
Peabody Energy Corp., “B”, 6.875%, 2013	565,000	569,238
Rio Tinto Finance USA Ltd., 5.875%, 2013	205,000	227,841
Southern Copper Corp., 5.375%, 2020	135,000	138,874
Southern Copper Corp., 6.75%, 2040	450,000	472,743
Teck Resources Ltd., 10.25%, 2016	75,000	90,750
Teck Resources Ltd., 10.75%, 2019	170,000	212,296
U.S. Steel Corp., 7.375%, 2020	195,000	195,488

		$3,490,668

Mortgage-Backed – 2.0%
Fannie Mae, 5.5%, 2019 - 2034	$2,368,105	$2,565,735
Fannie Mae, 6.5%, 2031	160,944	180,800
Fannie Mae, 6%, 2034 (f)	1,928,452	2,126,742
Freddie Mac, 4.224%, 2020	818,658	861,650

		$5,734,927

Natural Gas - Distribution – 0.3%
AmeriGas Partners LP, 7.125%, 2016	$300,000	$310,500
Ferrellgas Partners LP, 8.625%, 2020	295,000	308,275
Inergy LP, 6.875%, 2014	250,000	251,250

		$870,025

Natural Gas - Pipeline – 2.0%
Atlas Pipeline Partners LP, 8.125%, 2015	$240,000	$238,200
Atlas Pipeline Partners LP, 8.75%, 2018	270,000	268,650
CenterPoint Energy, Inc., 7.875%, 2013	1,096,000	1,264,161
Crosstex Energy, Inc., 8.875%, 2018	300,000	313,500
El Paso Corp., 8.25%, 2016	275,000	299,063
El Paso Corp., 7%, 2017	410,000	429,070
El Paso Corp., 7.75%, 2032	145,000	145,337
Enterprise Products Partners LP, FRN, 8.375%, 2066	181,000	184,394
Enterprise Products Partners LP, FRN, 7.034%, 2068	113,000	107,915
Kinder Morgan Finance Corp., 5.35%, 2011	1,516,000	1,534,950
MarkWest Energy Partners LP, 6.875%, 2014	235,000	235,588

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – continued
Spectra Energy Capital LLC, 8%, 2019	$679,000	$840,689

		$5,861,517

Network & Telecom – 3.0%
AT&T, Inc., 5.8%, 2019	$660,000	$758,147
Axtel S.A.B. de C.V., 9%, 2019 (n)	792,000	716,760
CenturyLink, Inc., 7.6%, 2039	840,000	808,844
Cincinnati Bell, Inc., 8.25%, 2017	90,000	89,100
Cincinnati Bell, Inc., 8.75%, 2018	310,000	303,025
Citizens Communications Co., 9%, 2031	115,000	117,875
France Telecom, 4.375%, 2014	640,000	702,294
New Communications Holdings, Inc., 8.5%, 2020 (n)	310,000	330,925
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	465,000	489,413
Qwest Communications International, Inc., 8%, 2015 (n)	105,000	111,825
Qwest Communications International, Inc., 7.125%, 2018 (n)	270,000	279,450
Qwest Corp., 7.5%, 2014	560,000	611,800
Telecom Italia Capital, 4.875%, 2010	248,000	249,471
Telefonica S.A., 5.877%, 2019	760,000	840,665
Telemar Norte Leste S.A., 9.5%, 2019 (n)	187,000	231,413
Verizon Communications, Inc., 8.75%, 2018	690,000	910,870
Verizon New England, Inc., 6.5%, 2011	450,000	474,217
Windstream Corp., 8.625%, 2016	585,000	609,863
Windstream Corp., 8.125%, 2018 (z)	55,000	55,756

		$8,691,713

Oil Services – 0.7%
Allis-Chalmers Energy, Inc., 8.5%, 2017	$220,000	$189,750
Basic Energy Services, Inc., 7.125%, 2016	105,000	95,025
Edgen Murray Corp., 12.25%, 2015 (n)	120,000	100,500
Expro Finance Luxembourg, 8.5%, 2016 (n)	100,000	97,625
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	235,000	231,475
Pioneer Drilling Co., 9.875%, 2018 (n)	220,000	221,100
Smith International, Inc., 9.75%, 2019	800,000	1,109,630

		$2,045,105

Oils – 0.1%
Petroplus Holdings AG, 9.375%, 2019 (n)	$210,000	$189,000

Other Banks & Diversified Financials – 4.7%
American Express Centurion Bank, 5.2%, 2010	$840,000	$851,495
American Express Centurion Bank, 5.5%, 2013	510,000	553,942
Banco PanAmericano S.A., 8.5%, 2020 (n)	176,000	186,560
Banco Votorantim S.A., 7.375%, 2020 (n)	1,200,000	1,245,000
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	1,153,000	1,191,116
Bank of Moscow Capital PLC, 6.699%, 2015 (n)	643,000	647,823
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012 (z)	350,000	343,029
Capital One Financial Corp., 8.8%, 2019	660,000	840,125
Capital One Financial Corp., 10.25%, 2039	910,000	985,075
Citigroup, Inc., 6.375%, 2014	630,000	685,347
Citigroup, Inc., 5.5%, 2014	530,000	561,398
Citigroup, Inc., 8.5%, 2019	461,000	560,215
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	707,152
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	375,000	335,625
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	1,090,000	1,110,013
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	981,987
UBS AG, 4.875%, 2020	250,000	252,051
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	1,055,600

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
UFJ Finance Aruba AEC, 6.75%, 2013	$648,000	$727,848

		$13,821,401

Pharmaceuticals – 1.1%
Pfizer, Inc., 6.2%, 2019	$1,280,000	$1,544,562
Roche Holdings, Inc., 6%, 2019 (n)	1,130,000	1,333,093
Teva Pharmaceutical Finance LLC, 5.55%, 2016	359,000	412,931

		$3,290,586

Pollution Control – 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$1,015,000	$1,096,200
Republic Services, Inc., 5.25%, 2021 (n)	730,000	788,913

		$1,885,113

Printing & Publishing – 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$27,194	$27,119
American Media Operations, Inc., 14%, 2013 (p)(z)	298,068	189,944
McClatchy Co., 11.5%, 2017 (n)	140,000	147,700
Nielsen Finance LLC, 10%, 2014	405,000	422,213
Nielsen Finance LLC, 11.5%, 2016	205,000	230,113
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	533,000	519,675

		$1,536,764

Railroad & Shipping – 0.2%
Kansas City Southern Railway, 8%, 2015	$380,000	$405,175
Panama Canal Railway Co., 7%, 2026 (n)	320,487	275,619

		$680,794

Real Estate – 1.1%
Entertainment Properties Trust, REIT, 7.75%, 2020 (z)	$250,000	$244,688
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	212,582
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	2,031,620
WEA Finance LLC, REIT, 6.75%, 2019 (n)	590,000	676,777

		$3,165,667

Retailers – 2.4%
AutoZone, Inc., 6.5%, 2014	$1,210,000	$1,365,333
Couche-Tard, Inc., 7.5%, 2013	490,000	494,900
Dollar General Corp., 11.875%, 2017 (p)	141,000	163,208
Express Parent LLC, 8.75%, 2018 (n)	180,000	187,200
Limited Brands, Inc., 5.25%, 2014	242,000	242,000
Limited Brands, Inc., 6.9%, 2017	205,000	211,150
Limited Brands, Inc., 6.95%, 2033	115,000	102,638
Macy’s, Inc., 5.75%, 2014	240,000	246,600
Macy’s, Inc., 8.375%, 2015	860,000	962,125
Macy’s, Inc., 5.9%, 2016	345,000	353,625
Neiman Marcus Group, Inc., 10.375%, 2015	285,000	297,113
QVC, Inc., 7.375%, 2020 (n)	225,000	230,625
Sally Beauty Holdings, Inc., 10.5%, 2016	560,000	610,400
Staples, Inc., 9.75%, 2014	690,000	850,024
Toys “R” Us, Inc., 10.75%, 2017	415,000	468,431
Toys “R” Us, Inc., 8.5%, 2017 (n)	150,000	157,875

		$6,943,247

Specialty Stores – 0.1%
Michaels Stores, Inc., 11.375%, 2016	$120,000	$128,700
Payless ShoeSource, Inc., 8.25%, 2013	276,000	279,795

		$408,495

Steel – 0.5%
CSN Resources S.A., 6.5%, 2020 (z)	$1,453,000	$1,467,530

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.3%
Delhaize Group, 5.875%, 2014	$740,000	$831,929

Telecommunications - Wireless – 2.4%
American Tower Corp., 4.625%, 2015	$440,000	$465,941
Clearwire Corp., 12%, 2015 (n)	280,000	292,600
Cricket Communications, Inc., 7.75%, 2016	195,000	201,825
Crown Castle International Corp., 9%, 2015	175,000	191,625
Crown Castle International Corp., 7.75%, 2017 (n)	125,000	136,563
Crown Castle International Corp., 7.125%, 2019	445,000	461,688
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	920,967
Digicel Group Ltd., 12%, 2014 (n)	100,000	113,500
Digicel Group Ltd., 10.5%, 2018 (n)	345,000	369,150
Globo Communicacoes e Participacoes S.A., 6.25%, 2049 (z)	100,000	101,000
MetroPCS Wireless, Inc., 9.25%, 2014	145,000	151,525
MTS International Funding Ltd., 8.625%, 2020 (z)	100,000	111,420
Net Servicos de Comunicacao S.A., 7.5%, 2020 (n)	359,000	397,054
Nextel Communications, Inc., 6.875%, 2013	220,000	218,900
NII Capital Corp., 8.875%, 2019	165,000	174,900
NII Holdings, Inc., 10%, 2016	255,000	281,775
Rogers Cable, Inc., 5.5%, 2014	659,000	734,207
SBA Communications Corp., 8.25%, 2019	100,000	109,500
Sprint Capital Corp., 6.875%, 2028	145,000	126,150
Sprint Nextel Corp., 8.375%, 2017	580,000	606,100
Sprint Nextel Corp., 8.75%, 2032	155,000	157,131
Wind Acquisition Finance S.A., 12%, 2015 (n)	532,000	562,590

		$6,886,111

Telephone Services – 0.1%
Frontier Communications Corp., 8.125%, 2018	$315,000	$333,900

Tobacco – 1.5%
Alliance One International, Inc., 10%, 2016	$170,000	$175,738
Altria Group, Inc., 9.25%, 2019	1,040,000	1,338,093
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	956,673
Lorillard Tobacco Co., 8.125%, 2019	329,000	373,908
Lorillard Tobacco Co., 6.875%, 2020	480,000	499,424
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,148,883

		$4,492,719

Transportation - Services – 0.7%
American Petroleum Tankers LLC, 10.25%, 2015 (z)	$65,000	$65,000
Commercial Barge Line Co., 12.5%, 2017	475,000	510,031
Erac USA Finance Co., 6.375%, 2017 (n)	930,000	1,053,843
Hertz Corp., 8.875%, 2014	440,000	453,200

		$2,082,074

Utilities - Electric Power – 4.2%
AES Corp., 8%, 2017	$670,000	$711,038
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	816,701
Calpine Corp., 8%, 2016 (n)	280,000	292,600
Calpine Corp., 7.875%, 2020 (z)	110,000	111,100
Colbun S.A., 6%, 2020 (n)	637,000	666,600
Duke Energy Corp., 3.35%, 2015	1,900,000	1,962,349
Dynegy Holdings, Inc., 7.5%, 2015 (n)	235,000	186,238
Dynegy Holdings, Inc., 7.5%, 2015	230,000	183,425
Dynegy Holdings, Inc., 7.75%, 2019	320,000	224,000
Edison Mission Energy, 7%, 2017	675,000	459,000
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,106,118
Enel Finance International S.A., 5.125%, 2019 (n)	1,478,000	1,542,537

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Energy Future Holdings Corp., 10%, 2020 (n)	$360,000	$361,800
Exelon Generation Co. LLC, 5.2%, 2019	360,000	390,621
Exelon Generation Co. LLC, 6.25%, 2039	740,000	811,269
FirstEnergy Corp., 6.45%, 2011	39,000	41,027
Mirant North America LLC, 7.375%, 2013	385,000	396,069
NRG Energy, Inc., 7.375%, 2016	565,000	576,300
Pacific Gas & Electric Co., 4.2%, 2011	630,000	641,956
Texas Competitive Electric Holdings LLC, 10.25%, 2015	375,000	251,250
Waterford 3 Funding Corp., 8.09%, 2017	433,207	452,142

		$12,184,140

Utilities - Gas – 0.4%
Keyspan Corp., 7.625%, 2010	$1,281,000	$1,305,221

Total Bonds		$285,149,836

Floating Rate Loans (g)(r) – 0.7%
Automotive – 0.1%
Allison Transmission, Inc., Term Loan B, 3.1%, 2014	$319,743	$298,627
Ford Motor Co., Term Loan B, 3.35%, 2013	268,971	261,182

		$559,809

Broadcasting – 0.1%
Gray Television, Inc., Term Loan B, 3.85%, 2014	$113,505	$106,326
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	84,919	84,069

		$190,395

Consumer Services – 0.1%
Realogy Corp., Letter of Credit B, 3.29%, 2013	$36,544	$31,861
Realogy Corp., Term Loan B, 3.34%, 2013	135,733	118,342

		$150,203

Financial Institutions – 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015	$49,540	$48,844

Gaming & Lodging – 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)	$310,737	$10,876
MGM Mirage, Inc., Term Loan E, 7%, 2014	215,210	185,051

		$195,927

Printing & Publishing – 0.1%
Tribune Co., Term Loan B, 5.25%, 2014 (d)	$423,071	$238,566

Utilities - Electric Power – 0.2%
TXU Corp., Term Loan B-2, 3.97%, 2014 (o)	$621,542	$481,917
TXU Corp., Term Loan B-3, 3.84%, 2014	336,731	259,756

		$741,673

Total Floating Rate Loans		$2,125,417

Common Stocks – 0.2%
Automotive – 0.0%
Accuride Corp.	$26,727	$31,805

Broadcasting – 0.0%
Dex One Corp.	$3,705	$67,135
New Young Broadcasting Holding Co., Inc.	38	75,251
Supermedia, Inc.	144	3,037

		$145,423

Chemicals – 0.1%
LyondellBasell Industries N.V., “A”	$6,253	$112,554
LyondellBasell Industries N.V., “B”	14,224	256,032

		$368,586

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.1%
Nortek, Inc.			$3,724	$148,960

Printing & Publishing – 0.0%
American Media, Inc. (a)			$4,766	$29,171
Quad/Graphics, Inc.			312	13,272

				$42,443

Total Common Stocks				$737,217

	Strike Price	First Exercise
Warrants – 0.1%
New Young Broadcasting Holding Co., Inc. (1share for 1 warrant) (a)	$0.01	7/14/10	103	$203,969

Convertible Bonds – 0.0%
Automotive – 0.0%
Accuride Corp., 7.5%, 2020			$38,182	$93,655

Rights – 0.0%
Emerging Market Sovereign – 0.0%
Banco Central del Uruguay, Recovery Rights, Expiring January 2021 (a)			1,250,000	$0

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.26%, at Net Asset Value			3,422,539	$3,422,539

Total Investments				$291,732,633

Other Assets, Less Liabilities – 0.5%				1,339,484

Net Assets – 100.0%				$293,072,117

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $69,576,196, representing 23.7% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Accuride Corp., 9.5%, 2018	7/22/10 - 7/30/10	$125,094	$127,500
American Media Operations, Inc., 9%, 2013	1/30/09 - 5/03/10	19,936	27,119
American Media Operations, Inc., 14%, 2013	1/30/09 - 6/28/10	194,179	189,944
American Petroleum Tankers LLC, 10.25%, 2015	5/06/10	63,240	65,000
Amsted Industries, Inc., 8.125%, 2018	7/12/10 - 7/29/10	184,003	184,500

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.691%, 2019	1/28/10	$335,378	$337,665
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,065,093	60,000
Arcap REIT, Inc., CDO, “H”, 6.074%, 2045	9/21/04	788,101	58,500
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.925%, 2040	3/01/06	517,858	218,122
Bosphorus Financial Services Ltd., FRN, 2.176%, 2012	3/08/05	350,000	343,029
Braskem S.A., 7%, 2020	7/21/10	716,137	717,100
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	309,523	309,175
CSN Resources S.A., 6.5%, 2020	7/14/10	1,439,893	1,467,530
Calpine Corp., 7.875%, 2020	7/20/10	109,062	111,100
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	995,181	1,055,660
Corporacion GEO S.A.B. de C.V., 9.25%, 2020	6/25/10	109,243	120,158
Crest Ltd., “A1” CDO, FRN, 1.017%, 2018	1/21/10	620,043	663,491
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	522,634	542,632
Entertainment Properties Trust, REIT, 7.75%, 2020	6/25/10 - 7/08/10	246,096	244,688
Entravision Communications Corp., 8.75%, 2017	7/22/10	74,043	75,750
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	404,785	163,274
Falcon Franchise Loan LLC, FRN, 3.078%, 2023	1/18/02	137,528	134,328
Falcon Franchise Loan LLC, FRN, 3.965%, 2025	1/29/03	276,748	227,694
GMAC LLC, FRN, 6.02%, 2033	11/17/00	1,758,000	1,723,300
GOL Finance LLP, 9.25%, 2020	7/13/10	99,396	102,263
Globo Communicacoes e Participacoes S.A., 6.25%, 2049	4/14/10	100,000	101,000
Government of Bermuda, 5.603%, 2020	7/13/10	295,000	307,476
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015	7/16/10	309,912	312,168
Insight Communications Co., Inc., 9.375%, 2018	6/30/10	175,000	185,063
Interactive Data Corp., 10.25%, 2018	7/20/10	111,649	113,850
LBI Media, Inc., 8.5%, 2017	7/18/07	187,547	164,588
Local TV Finance LLC, 10%, 2015	11/09/07 - 6/15/10	441,652	384,077
MTS International Funding Ltd., 8.625%, 2020	6/15/10	100,000	111,420
Morgan Stanley Capital I, Inc., 1.258%, 2039	7/20/04	221,581	303,383
Myriad International Holdings B.V., 6.375%, 2017	7/22/10	751,000	771,653
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10	126,559	108,713
Petroleos Mexicanos, 5.5%, 2021	7/13/10	611,901	635,922
Prudential Securities Secured Financing Corp., FRN, 7.275%, 2013	12/06/04	909,752	847,333
Qatari Diar Finance Q.S.C., 5%, 2020	7/14/10	938,710	946,512
Salomon Brothers Mortgage Securities, Inc., FRN, 6.747%, 2032	1/07/05	1,173,184	1,142,804
Sappi Papier Holding GmbH, 6.75%, 2012	7/29/10	85,425	84,894
State Bank of India, 4.5%, 2015	7/22/10	428,747	435,762
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	322,115	300,800
VEB Finance Ltd., 6.902%, 2020	7/01/10	727,000	768,076
Vestjysk Bank A/S, FRN, 1.089%, 2013	6/10/10	710,000	709,061
Waha Aerospace B.V., 3.925%, 2020	7/21/10	763,000	765,594
Windstream Corp., 8.125%, 2018	7/12/10	54,588	55,756
Wynn Las Vegas LLC, 7.75%, 2020	7/21/10	125,000	126,719

Total Restricted Securities			$18,952,146
% of Net Assets			6.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar

MFS Strategic Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 7/31/10 - continued

CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$483,835	$148,960	$308,391	$941,186
Non-U.S. Sovereign Debt	—	56,344,487	—	56,344,487
Corporate Bonds	—	156,602,094	—	156,602,094
Residential Mortgage-Backed Securities	—	5,734,927	—	5,734,927
Commercial Mortgage-Backed Securities	—	7,489,179	—	7,489,179
Asset-Backed Securities (including CDOs)	—	3,165,836	—	3,165,836
Foreign Bonds	—	55,906,968	—	55,906,968
Floating Rate Loans	—	2,041,348	84,069	2,125,417
Mutual Funds	3,422,539	—	—	3,422,539

Total Investments	$3,906,374	$287,433,799	$392,460	$291,732,633

Other Financial Instruments
Futures	$52,773	$—	$—	$52,773
Swaps	—	22,504	—	22,504
Forward Currency Contracts	—	(982,917)	—	(982,917)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/10 – continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Floating Rate Loans	Total
Balance as of 10/31/09	$6,387	$—	$6,387
Accrued discounts/premiums	—	36	36
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	33,497	3,286	36,783
Net purchases (sales)	268,507	80,747	349,254
Transfers in and/or out of Level 3	—	—	—

Balance as of 7/31/10	$308,391	$84,069	$392,460

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at July 31, 2010 is $36,783.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$280,711,849

Gross unrealized appreciation	$19,362,948
Gross unrealized depreciation	(8,342,164)

Net unrealized appreciation (depreciation)	$11,020,784

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 7/31/10

Forward Foreign Currency Exchange Contracts at 7/31/10

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Goldman Sachs International	174,411	10/12/10	$221,893	$227,261	5,368
BUY	EUR	JPMorgan Chase Bank	918,000	10/12/10	1,157,850	1,196,169	38,319
SELL	GBP	Deutsche Bank	953,449	10/12/10	1,521,485	1,495,659	25,826
BUY	SEK	Deutsche Bank	281,704	10/12/10	37,407	38,994	1,587

							$71,100

Liability Derivatives
SELL	CAD	UBS AG	1,224,880	8/06/10	$1,171,337	$1,191,426	(20,089)
BUY	CNY	Barclays Bank	3,084,000	10/18/10	460,436	455,341	(5,095)
BUY	CNY	JPMorgan Chase Bank	6,149,000	10/18/10	916,257	907,876	(8,381)
SELL	EUR	UBS AG	8,899,439	9/15/10	10,722,222	11,596,918	(874,696)
SELL	GBP	Barclays Bank	953,449	10/12/10	1,446,810	1,495,659	(48,849)
SELL	JPY	JPMorgan Chase Bank	118,324,475	10/12/10	1,351,662	1,370,456	(18,794)
SELL	JPY	UBS AG	126,855,057	9/14/10	1,390,741	1,468,854	(78,113)

							(1,054,017)

Futures Contracts Outstanding at 7/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	15	$1,857,188	September - 2010	$52,773

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/10 – continued

Swap Agreements at 7/31/10

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
9/20/10	USD	1,130,000	Merrill Lynch International	(1)	0.68% (fixed rate)	$1,464
9/20/14	USD	1,260,000	Goldman Sachs International (a)	1.00% (fixed rate)	(2)	21,040

						$22,504

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Lennar Corp., 5.95%, 3/31/13.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargil, Inc., 7.375%, 10/01/25, a B rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $2,395.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Each reference security, including each individual security within a reference basket of securities, is assigned a rating from Moody’s Investor Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount.

At July 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,778,316	68,040,815	(66,396,592)	3,422,539

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,561	$3,422,539

MFS Strategic Income Fund

Supplemental Information (Unaudited) 7/31/10 – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2010 are as follows:

United States	61.0%
Japan	4.7%
United Kingdom	4.4%
France	3.6%
Italy	3.1%
Canada	2.8%
Netherlands	2.7%
Germany	2.3%
Brazil	2.1%
Other Countries	13.3%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: September 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: September 16, 2010

*	Print name and title of each signing officer under his or her signature.